(16) Preferred Stock (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jul. 31, 2011
Details
Preferred stock shares authorized	20,000,000
Series D 8% dividend, convertible, voting - par value	$ 0.0001	$ 0.0001
Series D 8% dividend, convertible, voting - shares designated	85,000	85,000	85,000
Series D 8% dividend, convertible, voting - shares outstanding	468	468